united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/21

Item 1. Reports to Stockholders.

Arrow Reserve Capital Management ETF

ARCM

Semi-Annual Report

July 31, 2021

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Arrow Reserve Capital Management ETF

PORTFOLIO REVIEW (Unaudited)

July 31, 2021

The Fund’s performance figures* for the period ended July 31, 2021, as compared to its benchmark:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	July 31, 2021
Arrow Reserve Capital Management ETF - NAV	-0.02%	0.00%	1.36%	1.35%
Arrow Reserve Capital Management ETF - Market Price	-0.06%	-0.25%	1.39%	1.32%
FTSE Treasury Bill 6 Month USD Index	0.03%	0.11%	1.38%	1.35%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 0.55% per the June 1, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 0.50% per the June 1, 2021 prospectus. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on March 31, 2017.

The FTSE Treasury Bill 6 Month USD Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of six months. The Index reflects no deduction for fees, expenses or taxes. Investors cannot invest directly in an index.

The Fund’s Holdings by Asset Class as of July 31, 2021 are as follows:

Asset Class	% of Net Assets
Corporate Bonds	75.7%
Municipal Bonds	16.6%
U.S. Treasury Note	5.6%
U.S. Treasury Bill	1.1%
Other Assets Less Liabilities	1.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 75.7%
	AEROSPACE & DEFENSE - 1.2%
50,000	The Boeing Company	2.200	10/30/2022	$50,797
557,000	The Boeing Company	1.167	2/4/2023	558,914
				609,711
	APPAREL & TEXTILE PRODUCTS - 3.9%
1,086,000	Ralph Lauren Corporation	1.700	6/15/2022	1,100,154
872,000	VF Corporation	2.050	4/23/2022	882,752
				1,982,906
	AUTOMOTIVE - 4.7%
300,000	General Motors Financial Co., Inc.	4.375	9/25/2021	301,770
515,000	General Motors Financial Co., Inc.	3.450	1/14/2022	520,917
283,000	General Motors Financial Co., Inc., 3 M Libor + 1.55% #	1.683	1/14/2022	284,624
553,000	Toyota Motor Credit Corp.	0.450	7/22/2022	554,399
719,000	Toyota Motor Credit Corp., 3M Libor + 0.32% #	0.370	4/6/2023	721,132
				2,382,842
	BANKING - 9.2%
789,000	Bank of America Corporation	2.503	10/21/2022	792,909
690,000	Capital One NA	2.150	9/6/2022	703,203
198,000	Citigroup, Inc.	2.700	10/27/2022	203,498
200,000	Citigroup, Inc.	2.900	12/8/2021	201,432
492,000	Citigroup, Inc. Floating Rate, 3 M Libor + 0.96% #	1.085	4/25/2022	494,902
200,000	Fifth Third Bancorp	3.500	3/15/2022	203,475
979,000	Fifth Third Bank NA Floating Rate, 3 M Libor + 0.64% #	0.816	2/1/2022	982,091
453,000	JPMorgan Chase & Company	3.200	1/25/2023	472,829
250,000	KeyBank NA Floating Rate, 3 M Libor + 0.66% #	0.836	2/1/2022	250,832
250,000	US Bank NA Floating Rate, 3 M Libor + 0.18% #	0.314	1/21/2022	250,213
149,000	Wells Fargo & Company	3.500	3/8/2022	151,911
				4,707,295
	BEVERAGES - 2.2%
41,000	Constellation Brands, Inc.	2.700	5/9/2022	41,706
1,060,000	Constellation Brands, Inc.	2.650	11/7/2022	1,090,631
				1,132,337
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.3%
218,000	AbbVie, Inc.	3.250	10/1/2022	223,919
832,000	AbbVie, Inc.	2.300	11/21/2022	852,856
112,000	Amgen, Inc.	2.700	5/1/2022	113,600
565,000	AstraZeneca PLC	0.300	5/26/2023	565,417
651,000	Upjohn, Inc., 144A	1.125	6/22/2022	654,941
284,000	Zoetis, Inc.	3.250	2/1/2023	294,171
				2,704,904
	CHEMICALS - 2.6%
311,000	Ecolab, Inc.	2.375	8/10/2022	317,283
1,022,000	The Sherwin-Williams Co.	4.200	1/15/2022	1,029,905
				1,347,188
	E-COMMERCE DISCRETIONARY - 1.0%
494,000	Amazon.com, Inc.	0.250	5/12/2023	493,965

	ELECTRIC UTILITIES - 5.0%
100,000	Dominion Energy, Inc.	2.750	1/15/2022	100,884
695,000	Dominion Energy, Inc.	2.750	9/15/2022	709,704
35,000	Dominion Energy, Inc., 144A	2.450	1/15/2023	36,020
11,000	Duke Energy Corporation	2.400	8/15/2022	11,223
874,000	Duke Energy Florida, LLC Floating Rate, 3 M Libor + 0.25% #	0.391	11/26/2021	874,548
265,000	Duke Energy Progress, LLC Floating Rate, 3 M Libor + 0.18% #	0.335	2/18/2022	265,006
202,000	Florida Power & Light Company Floating Rate, SOFRRATE + 0.25% #	0.280	5/10/2023	202,048
322,000	Southern Company	0.600	2/26/2024	323,007
35,000	Virginia Electric and Power Company	2.950	1/15/2022	35,191
				2,557,631

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ENGINEERING & CONSTRUCTION - 0.2%
91,000	Nature Conservancy	0.367	7/1/2022	$91,010

	ENTERTAINMENT CONTENT - 2.0%
1,010,000	TWDC Enterprises 18 Corporation, 3M Libor + 0.39% #	0.524	3/4/2022	1,012,457

	FOOD - 3.6%
583,000	Campbell Soup Company	2.500	8/2/2022	595,341
859,000	Conagra Brands, Inc.	3.200	1/25/2023	888,393
356,000	General Mills, Inc.	2.600	10/12/2022	364,985
				1,848,719
	HEALTH CARE FACILITIES & SERVICES - 5.6%
389,000	Anthem, Inc.	3.125	5/15/2022	397,977
622,000	Anthem, Inc.	3.300	1/15/2023	648,240
210,000	Cigna Corporation	3.050	11/30/2022	217,145
138,000	CommonSpirit Health	2.950	11/1/2022	142,106
542,000	CVS Health Corporation	3.500	7/20/2022	555,943
379,000	Dignity Health	3.125	11/1/2022	391,575
382,000	Humana, Inc.	2.900	12/15/2022	394,360
87,000	Humana, Inc.	0.650	8/3/2023	87,021
				2,834,367
	HOUSEHOLD PRODUCTS - 1.3%
299,000	The Clorox Co.	3.800	11/15/2021	301,980
352,000	The Clorox Co.	3.050	9/15/2022	360,484
				662,464
	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
37,000	Goldman Sachs Group, Inc.	5.750	1/24/2022	37,970
1,107,000	Goldman Sachs Group, Inc.	0.481	1/27/2023	1,107,694
814,000	Morgan Stanley	2.750	5/19/2022	830,578
				1,976,242
	INSURANCE - 1.9%
976,000	Marsh & McLennan Companies, Inc.	2.750	1/30/2022	986,012

	LEISURE FACILITIES & SERVICES - 3.2%
628,000	McDonald’s Corp., 3M Libor + 0.43% #	0.562	10/28/2021	628,656
415,000	Starbucks Corporation	1.300	5/7/2022	418,422
561,000	Starbucks Corporation	3.100	3/1/2023	584,420
				1,631,498
	MACHINERY - 1.1%
523,000	Parker-Hannifin Corporation	3.500	9/15/2022	540,525

	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,020,000	Becton Dickinson and Company	2.894	6/6/2022	1,040,414

	RETAIL - DISCRETIONARY - 2.8%
150,000	Home Depot, Inc., 3M Libor + 0.31% #	0.445	3/1/2022	150,291
1,254,000	Lowe’s Companies, Inc.	3.800	11/15/2021	1,257,635
				1,407,926
	SOFTWARE - 2.2%
1,063,000	Oracle Corporation	1.900	9/15/2021	1,064,370
78,000	Oracle Corporation	2.500	5/15/2022	79,063
				1,143,433
	SPECIALTY FINANCE - 3.3%
443,000	American Express Credit Corporation Floating Rate, 3M Libor + 0.70% #	0.829	3/3/2022	444,574
61,000	Capital One Financial Corporation Floating Rate, 3M Libor + 0.95% #	1.073	3/9/2022	61,282
1,133,000	Synchrony Financial	2.850	7/25/2022	1,158,026
				1,663,882
	TECHNOLOGY HARDWARE - 0.6%
305,000	Apple, Inc., 3M Libor + 0.50% #	0.662	2/9/2022	305,777

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS - 0.6%
28,000	AT&T, Inc.	2.625	12/1/2022	$28,709
153,000	Verizon New Jersey, Inc.	8.000	6/1/2022	162,872
132,000	Verizon Communications, Inc., 3M Libor + 1.00% #	1.118	3/16/2022	132,790
				324,371
	TRANSPORTATION & LOGISTICS - 6.2%
1,007,000	Norfolk Southern Corporation	3.000	4/1/2022	1,018,632
829,000	Penske Truck Leasing Company LL, 144A	3.375	2/1/2022	837,269
160,000	Penske Truck Leasing Company LP, 144A	4.875	7/11/2022	166,546
175,000	Ryder System, Inc.	2.500	9/1/2022	178,789
659,000	Ryder System, Inc.	2.875	6/1/2022	671,991
283,000	Ryder System, Inc.	3.450	11/15/2021	284,711
				3,157,938
	TRUCKING - 0.1%
65,000	JB Hunt Transport Services, Inc.	3.300	8/15/2022	66,647

	TOTAL CORPORATE BONDS (Cost $38,576,936)			38,612,461

	MUNICIPAL BONDS - 16.6%
	AIRPORTS - 0.6%
275,000	City of Houston TX Airport System Revenue	1.054	7/1/2023	278,345

	APPROPRIATION - 0.4%
225,000	Michigan State Building Authority	0.391	4/15/2022	225,422

	BOND BANK - 1.5%
715,000	Indianapolis Local Public Improvement Bond Bank	5.000	6/1/2022	743,466

	CITY - 0.6%
60,000	City of Waterbury CT	4.191	12/1/2022	63,167
215,000	Port Authority of Houston of Harris County Texas	5.000	10/1/2021	216,687
50,000	Town of Stratford CT	5.000	7/1/2022	52,163
				332,017
	COUNTY - 2.2%
75,000	County of Passaic NJ	2.000	11/1/2021	75,361
635,000	County of Westchester NY	2.500	7/1/2022	648,049
400,000	County of Westchester NY	2.500	7/1/2023	416,098
				1,139,508
	ECONOMY & INDUSTRY DEVELOPMENT - 2.2%
500,000	Missouri State Environmental Improvement & Energy Resources Authority	0.453	1/1/2023	500,966
432,000	New Jersey Economic Development Authority *	0.000	2/15/2022	431,312
205,000	New York State Energy Research & Development Authority	1.624	10/1/2022	205,261
				1,137,539
	ELECTRICITY AND PUBLIC POWER - 0.8%
415,000	Municipal Electric Authority of Georgia	4.430	1/1/2022	421,970

	GOVERNMENT LEASE - 1.7%
625,000	City of Tempe AZ	0.368	7/1/2023	625,639
155,000	County of Pima AZ	0.376	12/1/2021	155,101
100,000	County of Pima AZ	0.476	12/1/2022	100,328
				881,068
	HIGHER EDUCATION - 2.0%
250,000	Indiana Finance Authority	5.000	10/1/2021	251,893
65,000	North Carolina Capital Facilities Finance Agency	0.710	10/1/2021	65,001
90,000	North Carolina Capital Facilities Finance Agency	0.880	10/1/2022	90,025
350,000	Pennsylvania Economic Development Financing Authority	0.293	6/15/2022	349,801
45,000	Pennsylvania Higher Educational Facilities Authority	5.000	5/1/2022	46,611
195,000	Pennsylvania State University	1.090	9/1/2021	195,134
				998,465
	MISCELLANEOUS TAX - 0.1%
40,000	City of Rio Rancho NM	0.390	6/1/2022	40,004

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value

	NURSING & ASSISTED LIVING - 2.0%
1,000,000	Connecticut Housing Finance Authority	0.450	6/15/2022	$1,001,134

	SCHOOL DISTRICTS - 0.5%
30,000	Amarillo Independent School District	0.267	2/1/2022	30,026
50,000	City of West Haven CT	3.000	3/15/2022	50,855
85,000	Clint Independent School District *	0.000	2/15/2022	84,833
105,000	El Paso Independent School District *	0.000	8/15/2021	104,988
				270,702
	TOLL ROADS, BRIDGES & TUNNELS - 0.4%
195,000	Rhode Island Turnpike & Bridge Authority	2.160	12/1/2022	199,781

	WATER & SEWER - 1.6%
255,000	County of King WA Sewer Revenue	0.370	1/1/2022	255,202
175,000	Michigan State Housing Development Authority	0.436	6/1/2023	174,232
120,000	Missouri State Environmental Improvement & Energy Resources Authority	0.311	1/1/2022	120,066
100,000	Missouri State Environmental Improvement & Energy Resources Authority	0.381	7/1/2022	100,128
170,000	Soquel Creek Water District	0.303	3/1/2022	170,140
				819,768

	TOTAL MUNICIPAL BONDS (Cost $8,481,238)			8,489,189

	U.S. TREASURY BILL - 1.1%
580,000	United States Treasury Bill, 3M Libor + 0.06% # (Cost $580,301)	0.075	7/31/2022	580,492

	U.S. TREASURY NOTE - 5.6%
2,835,000	United States Treasury Note 3M Libor + 0.11% # (Cost $2,835,208)	0.134	4/30/2022	2,836,517

	TOTAL INVESTMENTS - 99.0% (Cost - $50,473,683)			$50,518,659
	OTHER ASSETS LESS LIABILITIES - 1.0%			510,506
	NET ASSETS - 100.0%			$51,029,165

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At July 31, 2021 144A securities amounted to $1,694,776 or 3.3% of net assets.

*	Zero Coupon Bonds

#	Floating Rate Bond - Rate represented is as of July 31, 2021.

3M Libor - A 3-month average of the LIBOR index.

LLC - Limited Liability Company

LP - Limited Partnership

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2021

ASSETS
Investment securities:
At cost	$50,473,683
At value	$50,518,659
Cash	991,204
Interest receivable	207,048
Prepaid expenses and other assets	4,725
TOTAL ASSETS	51,721,636

LIABILITIES
Payable for investments purchased	675,030
Investment advisory fees payable	10,065
Payable to related parties	6,163
Accrued expenses and other liabilities	1,213
TOTAL LIABILITIES	692,471
NET ASSETS	$51,029,165

Net Assets Consist Of:
Paid in capital	$50,988,012
Distributable earnings	41,153
NET ASSETS	$51,029,165

Net Asset Value Per Share:
Net Assets	$51,029,165
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	510,000
Net asset value (Net Assets ÷ Shares Outstanding)	$100.06

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS (Unaudited)
For the six months ended July 31, 2021

INVESTMENT INCOME
Interest	$123,414
TOTAL INVESTMENT INCOME	123,414

EXPENSES
Investment advisory fees	75,917
Administrative services fees	29,753
Legal fees	8,927
Custodian fees	7,140
Audit fees	7,041
Professional fees	4,963
Transfer agent fees	4,887
Trustees fees and expenses	2,777
Printing and postage expenses	2,480
Insurance expense	396
Other expenses	1,984
TOTAL EXPENSES	146,265

Less: Fees waived/expenses reimbursed by the Advisor	(19,737)
NET EXPENSES	126,528

NET INVESTMENT LOSS	(3,114)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	7,451
Net change in unrealized depreciation on investments	(21,464)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(14,013)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,127)

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	July 31, 2021	For Year Ended
	(Unaudited)	January 31, 2021
FROM OPERATIONS
Net investment income (loss)	$(3,114)	$318,772
Net realized gain on investments	7,451	39,496
Net change in unrealized appreciation (depreciation) on investments	(21,464)	31,718
Net increase (decrease) in net assets resulting from operations	(17,127)	389,986

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(4,507)
Total other distributions paid from distributable earnings	(8,160)	(356,063)
Net decrease in net assets resulting from distributions to shareholders	(8,160)	(360,570)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	—	(5,008,658)
Net decrease in net assets resulting from shares of beneficial interest	—	(5,008,658)

TOTAL DECREASE IN NET ASSETS	(25,287)	(4,979,242)

NET ASSETS
Beginning of Period	51,054,452	56,033,694
End of Period	$51,029,165	$51,054,452

SHARE ACTIVITY
Shares Redeemed	—	(50,000)
Net decrease in shares of beneficial interest outstanding	—	(50,000)

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended
	July 31, 2021	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended
	(Unaudited)	January 31, 2021	January 31, 2020	January 31, 2019	January 31, 2018 (1)(8)
Net asset value, beginning of period	$100.11	$100.06	$100.17	$100.19	$100.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)	0.62	2.16	2.00	0.80
Net realized and unrealized gain (loss) on investments	(0.02)	0.14	0.18	(0.12)	0.09
Total from investment operations	(0.03)	0.76	2.34	1.88	0.89
Less distributions from:
Net investment income	(0.02)	(0.64)	(2.41)	(1.90)	(0.69)
Net realized gains	—	(0.06)	—	—	(0.01)
Return of capital	—	(0.01)	(0.04)	—	—
Total distributions	(0.02)	(0.71)	(2.45)	(1.90)	(0.70)
Net asset value, end of period	$100.06	$100.11	$100.06	$100.17	$100.19
Total return (4)(6)	-0.02%	0.76%	2.37%	1.90%	0.89%
Net assets, at end of period (000s)	$51,029	$51,054	$56,034	$56,095	$76,145
Ratio of gross expenses to average net assets (3)(7)	0.58%	0.55%	0.54%	0.50%	0.52%
Ratio of net expenses to average net assets (3)	0.50%	0.43%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets (3)	(0.01)%	0.62%	2.16%	1.99%	0.94%
Portfolio Turnover Rate (4)(5)	11%	118%	24%	33%	66%

(1)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(8)	Effective November 1, 2017, the Fund had a 1:5 reverse stock split. Per share amounts for the period have been adjusted to give effect to the 1:5 reverse stock split.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2021

1. ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (“Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2021

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2021 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$38,612,461	$—	$38,612,461
Municipal Bonds	—	8,489,189	—	8,489,189
U.S. Treasury Bill	—	580,492	—	580,492
U.S. Treasury Note	—	2,836,517	—	2,836,517
Total	$—	$50,518,659	$—	$50,518,659

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2021

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2019 to January 31, 2021, or expected to be taken in the Fund’s January 31, 2022 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2021

maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $21,178,237 and $4,563,829, respectively.

For the six months ended July 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Advisor has engaged Halyard Asset Management LLC as the sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC (“Archer”), an affiliate of the Advisor, is also a party to the Distribution Agreement

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2021

and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor, not the Fund. For the six months ended July 31, 2021, the Fund incurred $75,917 in advisory fees. For the six months ended July 31, 2021, the Sub-Advisor earned $25,306 in sub-advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2022 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 0.50%, herein referred to as the “Expense Limitation.” Prior to December 1, 2020, the Expense Limitation was 0.42% of average daily net assets.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its applicable Expense Limitation, the Advisor, on a rolling three-year period (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. If the Fund’s operating expenses subsequently exceed the applicable Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended July 31, 2021, the Advisor waived fees in the amount of $19,737 pursuant to the Waiver Agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2022	1/31/2023	1/31/2024
$56,766	$71,845	$59,195

The Advisor may seek reimbursement only for expenses that were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2021

a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2021

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended January 31, 2021 and January 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2021	January 31, 2020
Ordinary Income	$355,581	$1,381,755
Long-Term Capital Gain	482	—
Return of Capital	4,507	19,857
	$360,570	$1,401,612

As of January 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$—	$66,440	$66,440

At January 31, 2021, the Fund utilized capital loss carry forwards as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$2,205

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of overdistribution reclass, resulted in reclassifications for the year ended January 31, 2021 as follows:

Paid
In	Distributable
Capital	Earnings
$—	$—

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$50,473,683	$47,836	$(2,860)	$44,976

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2021

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the1940 Act. As of July 31, 2021, Arrow Managed Futures Strategy Fund held 83.5% of the voting securities of the Fund.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow Reserve Capital Management ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2021

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/21	7/31/21	2/1/21 - 7/31/21	2/1/21 - 7/31/21
Actual	$1,000.00	$999.80	$2.48	0.50%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*	“Actual” expense information for the Fund is for the period from February 1, 2021 to July 31, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2021 to July 31, 2021). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2021

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting held March 22, 2021, (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment sub -advisory agreement (the “Sub-Advisory Agreement”) between Arrow Investment Advisors, LLC (“Arrow” or the “Adviser”) Halyard Asset Management, LLC (“Halyard” or the “Sub-Adviser”) on behalf of the Arrow Reserve Capital Management ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Sub-Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Sub-Advisory Agreement:

Nature, Extent and Quality of Services. The Trustees discussed that Halyard was a research-oriented, SEC registered investment advisor specializing in the management of fixed income assets. The Trustees reviewed the experience and credentials of the two portfolio managers who collectively make all of the investment decisions, noting that each had extensive experience managing fixed income assets. The Board considered the compliance software used by Halyard to monitor investment restrictions and other investment parameters, and discussed Halyard’s trading practices. The Board noted that Halyard reported no compliance issues or involvement in litigation since the sub-advisory agreement was last approved. The Trustees concluded that Halyard has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board reviewed the Reserve Capital ETF’s average total return compared to the average total returns of a benchmark index and a composite of accounts managed by Halyard. The Board noted that the Reserve Capital ETF has been sub-advised by Halyard Asset Management, LLC since inception. The Board considered that the Reserve Capital ETF outperformed the benchmark index for the one year and since inception periods and underperformed the composite during those same periods. The Board considered that the underlying accounts in the composite had lower fees than the Reserve Capital ETF, which contributed positively to the underlying accounts’ performance. The Board concluded that the performance of the Reserve Capital ETF was satisfactory.

Fees and Expenses. The Trustees discussed the sub-advisory fee for managing the Reserve Capital ETF of 10 basis points per year, which was paid by the Adviser and not the Reserve Capital ETF. It was noted that the sub -advisory fee was below Halyard’s average management fee for similar strategies. The Trustees concluded that the sub-advisory fee was reasonable in light of the quality of the services the Reserve Capital ETF receives from the Sub-Adviser, and the level of fees paid by other clients of the Sub-Adviser, and the allocation of duties between the Adviser and Sub-Adviser.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2021

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of the Reserve Capital ETF. The Trustees agreed that this was primarily an Adviser level issue and was considered with respect to the overall advisory agreement, taking into consideration the impact of the sub- advisory expense. The Trustees further noted that economies were not anticipated to be reached during the initial period of the advisory or sub-advisory agreements, and agreed that the matter of economies of scale would be revisited as the Reserve Capital ETF’s size materially increased.

Profitability. The Board considered the profits realized by the Sub-Adviser in connection with the operation of the Reserve Capital ETF, noting that the Sub- Adviser received a modest profit for managing the Reserve Capital ETF. The Trustees concluded that they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Reserve Capital ETF was not excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment.

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)
July 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended July 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●    account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

ARCM-SAR21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/8/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/8/21